	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, DC 20549

Name and address of issuer:
	DWS Investment Trust
	345 Park Avenue
	New York, N.Y 10154-0010

	The name of each series or class of securities for which this Form is filed.	☐
	(If the Form is being filed for all series and classes of securities of the issuer,
	check the box but do not list series or classes)

	DWS Capital Growth Fund
	DWS Growth & Income Fund
	DWS Small Cap Core Fund

	Investment Company Act File Number:	811-43

Securities Act File Number:		02-13628

	Last day of fiscal year for which this Form is filed:	September 30, 2010

	Check box if this Form is being filed late (i.e., more than 90 calendar days	☐
	after the end of the issuer’s fiscal year). (See Instruction A.2)

	Check box if this is the last time the issuer will be filing this Form.	☐

Calculation of registration fee:

Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$553,448,439

	Aggregate price of securities redeemed or repurchased during the fiscal year:	$777,898,597

	Aggregate price of securities redeemed or repurchased during any prior fiscal	$6,773,365,043
	year ending no earlier than October 11, 1995 that were not previously used
	to reduce registration fees payable to the Commission:

	Total available redemption credits [add items 5(ii) and 5(iii)]:		$7,551,263,640

	Net sales - if item 5(i) is greater than item 5(iv)		$0.00
	[subtract item 5(iv) from item 5(i)]:

	Redemption credits available for use in future years
	- if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:	($6,997,815,201)

	Multiplier for determining registration fee (See Instruction C.9):		0.0000713

	Registration fee due [multiply item 5(v) by item 5(vii)]
(enter “0” if no fee is due):			$0.00

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:			0

If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
	for use by the issuer in future fiscal years, then state that number here:		0

Interest due - if this Form is being filed more than 90 days after the end of the issuer’s			$0.00
fiscal year (see Instruction D):

	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:		$0.00

Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:			N/A

SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer
	and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Caroline Pearson	Date 12/07/2010

	Caroline Pearson, Assistant Secretary

	*Please print the name and title of the signing officer below the signature.